Summary of Significant Accounting Policies - Armada - Annual - Summary of Possible Redemption Reflected in the Balance Sheet are Reconciled (Detail) - Armada Acquisition Corp. II - USD ($)	3 Months Ended				9 Months Ended		12 Months Ended
	Jun. 30, 2026	Mar. 31, 2026	Dec. 31, 2025	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Sep. 30, 2025
Temporary Equity [Line Items]
Gross proceeds							$ 230,000,000
Proceeds allocated to Public Warrants							(3,565,000)
Accretion of carrying value to redemption value	$ 2,129,189	$ 2,105,061	$ 2,301,889	$ 19,869,840	$ 6,536,139	$ 19,869,840	22,365,061
Class A ordinary shares subject to possible redemption	$ 241,164,305				$ 241,164,305		234,628,166
Class A ordinary shares
Temporary Equity [Line Items]
Class A ordinary shares issuance cost							(14,171,895)
Class A ordinary shares subject to possible redemption							$ 234,628,166